Submission	Feb. 10, 2026
Submission [Line Items]
Central Index Key	0001287032
Registrant Name	PROSPECT CAPITAL CORPORATION
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A